Share-based Payment - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding	479,327	306,321
Weighted number of options exercisable	154,722	102,883
$43.40 - $66.85
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		$ 43.4
Exercise price, upper range limit		$ 66.85
Weighted remaining contractual life outstanding		4 years 10 months 13 days
Number of options outstanding		67,858
$66.86 - $71.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		$ 66.86
Exercise price, upper range limit		$ 71.75
Weighted remaining contractual life outstanding		4 years 4 months 6 days
Number of options outstanding		135,071
Weighted number of options exercisable		29,665
Weighted average exercise price		$ 69.3
$71.76 - $82.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		71.76
Exercise price, upper range limit		$ 82.6
Weighted remaining contractual life outstanding		5 years 2 months 4 days
Number of options outstanding		86,294
Weighted number of options exercisable		60,131
Weighted average exercise price		$ 74.55
$82.61 - $181.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		82.61
Exercise price, upper range limit		$ 181.65
Weighted remaining contractual life outstanding		2 years 7 months 9 days
Number of options outstanding		10,350
Weighted number of options exercisable		7,102
Weighted average exercise price		$ 149.45
$181.66 - $232.75
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit		181.66
Exercise price, upper range limit		$ 232.75
Weighted remaining contractual life outstanding		6 years 6 months
Number of options outstanding		6,748
Weighted number of options exercisable		5,985
Weighted average exercise price		$ 210
$1.55 - $22.60
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 1.55
Exercise price, upper range limit	$ 22.6
Weighted remaining contractual life outstanding	4 years 10 months 17 days
Number of options outstanding	252,574
Weighted number of options exercisable	477
Weighted average exercise price	$ 13.97
$22.61 - $27.68
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	22.61
Exercise price, upper range limit	$ 27.68
Weighted remaining contractual life outstanding	3 years 10 months 13 days
Number of options outstanding	85,715
Weighted number of options exercisable	57,143
Weighted average exercise price	$ 25.64
$27.69 - $40.12
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	27.69
Exercise price, upper range limit	$ 40.12
Weighted remaining contractual life outstanding	3 years 9 months 21 days
Number of options outstanding	37,637
Weighted number of options exercisable	14,474
Weighted average exercise price	$ 29.71
$40.13 - $55.10
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	40.13
Exercise price, upper range limit	$ 55.1
Weighted remaining contractual life outstanding	2 months 1 day
Number of options outstanding	39,203
Weighted number of options exercisable	39,203
Weighted average exercise price	$ 50.41
$55.11 - $154.65
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	55.11
Exercise price, upper range limit	$ 154.65
Weighted remaining contractual life outstanding	6 years 7 months 28 days
Number of options outstanding	64,198
Weighted number of options exercisable	43,425
Weighted average exercise price	$ 79.42